Variable interest entity (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	December 31, 2023	December 31, 2022

Current assets	$—	$1,504,164
Other assets	—	9,008,407
Total assets	—	10,512,571
Total liabilities	—	(27,769,551)
Net assets	$—	$(17,256,980)

	December 31, 2023	December 31, 2022

Current liabilities:
Accounts payable	$—	$428,049
Bank loans - current	—	3,548,242
Other payables and accrued liabilities	—	1,134,344
Due to related parties	—	53,671
Other payable - intercompany	—	16,448,028
Deferred revenue	—	5,437,499
Lease liabilities	—	39,861
Taxes payable	—	653,085
Total current liabilities	—	27,742,779
Bank loans - noncurrent	—	18,170
Lease liabilities - noncurrent	—	8,602
Total liabilities	$—	$27,769,551

The summarized operating results of the VIEs are as follows, included in net loss from discontinued operations and net loss attributable to noncontrolling interest from discontinuing operations:

	For the period ended August 11, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Operating revenues*	$3,173,124	$6,093,457	$9,894,064
Gross profit	1,575,941	2,566,055	2,520,414
Loss from operations	(4,121,315)	(13,046,004)	(13,932,990)
Net loss	$(4,310,491)	$(13,224,939)	$(13,836,367)
Net loss attributable to INFOBIRD CO., LTD	(4,018,865)	(12,305,833)	(13,482,686)
Net loss attributable to non-controlling interest	(291,626)	(919,106)	(353,681)

*	During the year ended December 31, 2023, 2022 and 2021, Operating revenues include $583,302, $601,777 and $342,984 intercompany revenue to Infobird WFOE, respectively.